CONSOLIDATED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bank loans and other borrowings [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	$ 278,432	$ 165,244
Financing cash flows	(34,079)	(14,190)
Investing cash flows		0
Operating cash flows		0
Other changes	1,313	127,378
Closing Balance	245,666	278,432
Due (from) to joint venture and related parties [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	1	941
Financing cash flows	0	0
Investing cash flows		(2,060)
Operating cash flows		220
Other changes	(1)	900
Closing Balance	0	1
Lease liabilities [member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	51,244	57,946
Financing cash flows	(36,040)	(27,948)
Investing cash flows		0
Operating cash flows		0
Other changes	18,067	21,246
Closing Balance	$ 33,271	$ 51,244